SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,456,405,874	$ 699,307,327	¥ 5,279,902,398	¥ 8,091,990,270
Short-term deposits	2,076,355,000	325,825,409	2,230,229,000
Prepayments	80,716,962	12,666,253	66,257,313
Other current assets	376,366,810	59,060,165	236,704,095
Amounts due from subsidiaries and VIEs	37,158,946	5,831,049	9,045,078	24,043,850
Total current assets	7,229,094,839	1,134,402,729	8,033,757,092
TOTAL ASSETS	8,156,902,381	1,279,995,979	8,907,957,330
Current liabilities:
Accrued expenses and other current liabilities	458,327,992	71,921,663	384,040,820
Amounts due to subsidiaries and VIEs	293,507,806	46,057,780	223,524,929	¥ 298,733,022
Deferred revenue	235,134,242	36,897,694	242,013,205
Total current liabilities	1,848,991,192	290,147,067	1,882,843,827
TOTAL LIABILITIES	1,898,314,269	297,886,934	1,930,574,343
Shareholders' equity (deficit)
Ordinary shares	23,043	3,616	22,630
Treasury share	(802,249,761)	(125,890,494)	(695,097,853)
Accumulated deficit	(3,445,102,409)	(540,611,745)	(2,863,219,263)
Accumulated other comprehensive income	(112,621,676)	(17,672,801)	10,911,853
Total DouYu Shareholder's Equity	6,258,587,124	982,108,890	6,939,016,248
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,156,902,381	1,279,995,979	8,907,957,330
Parent Company
Current assets:
Cash and cash equivalents	4,206,259,255	660,053,863	4,449,399,546
Short-term deposits	956,355,000	150,072,969	1,370,229,000
Prepayments	11,476,260	1,800,876	889,759
Other current assets	14,643,964	2,297,958	24,267,221
Amounts due from subsidiaries and VIEs			38,099,544
Total current assets	5,188,734,479	814,225,666	5,882,885,070
Investments in subsidiaries and VIEs	1,158,038,640	181,721,531	1,118,657,273
TOTAL ASSETS	6,346,773,119	995,947,197	7,001,542,343
Current liabilities:
Accrued expenses and other current liabilities	57,801,248	9,070,277	19,118,882
Amounts due to subsidiaries and VIEs	309,967	48,641	317,218
Deferred revenue	12,029,913	1,887,756	12,311,427
Total current liabilities	70,141,128	11,006,674	31,747,527
Non-current liabilities	18,044,867	2,831,633	30,778,568
TOTAL LIABILITIES	88,185,995	13,838,307	62,526,095
Shareholders' equity (deficit)
Ordinary shares	23,043	3,616	22,630
Treasury share	(802,249,761)	(125,890,494)	(695,097,853)
Additional paid-in capital	10,618,537,927	1,666,280,314	10,486,398,881
Accumulated deficit	(3,445,102,409)	(540,611,745)	(2,863,219,263)
Accumulated other comprehensive income	(112,621,676)	(17,672,801)	10,911,853
Total DouYu Shareholder's Equity	6,258,587,124	982,108,890	6,939,016,248
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 6,346,773,119	$ 995,947,197	¥ 7,001,542,343